INVENTORY	12 Months Ended
Dec. 31, 2020
Inventory [Abstract]
INVENTORY [Text Block]

6. INVENTORY

	December 31, 2020	December 31, 2019
Finished goods	$124,290	$100,675
Raw materials and supplies	5,338,242	3,293,517
	$5,462,532	$3,394,192

Included in cost of goods sold is $4,937,761 (2019 - $9,443,243; 2018 - $5,974,854) of direct material costs recognized as expense. Inventory write-off during the year was $114,066 (2019 - $62,402; 2018 - $26,031).